JPMorgan Small Cap Blend Fund
Schedule of Portfolio Investments as of March 31, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Small Cap Blend Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.6%
Aerospace & Defense — 2.1%
AeroVironment, Inc. *	41	4,834
Cadre Holdings, Inc.	162	4,800
Hexcel Corp.	78	4,260
Karman Holdings, Inc. *	151	5,061
Moog, Inc., Class A	40	6,973
Rocket Lab USA, Inc. *	207	3,692
		29,620
Automobile Components — 1.9%
Dorman Products, Inc. *	24	2,923
LCI Industries	74	6,492
Modine Manufacturing Co. *	97	7,414
Patrick Industries, Inc.	63	5,300
Visteon Corp. *	67	5,226
		27,355
Banks — 10.4%
Associated Banc-Corp.	81	1,819
BancFirst Corp.	71	7,773
Camden National Corp.	223	9,041
City Holding Co.	33	3,868
Columbia Banking System, Inc.	326	8,139
First Busey Corp.	317	6,845
First Commonwealth Financial Corp.	416	6,468
First Merchants Corp.	201	8,142
Heritage Commerce Corp.	426	4,059
Independent Bank Corp.	308	9,476
NBT Bancorp, Inc.	170	7,280
Old National Bancorp	564	11,952
Pinnacle Financial Partners, Inc.	61	6,501
Provident Financial Services, Inc.	587	10,069
QCR Holdings, Inc.	106	7,579
Simmons First National Corp., Class A	442	9,075
SouthState Corp.	124	11,460
TriCo Bancshares	139	5,547
WesBanco, Inc.	241	7,458
WSFS Financial Corp.	127	6,580
		149,131
Beverages — 0.8%
Primo Brands Corp.	339	12,027
Biotechnology — 7.1%
Agios Pharmaceuticals, Inc. *	62	1,816
Alkermes plc *	203	6,706
Allogene Therapeutics, Inc. * (a)	336	490
Amicus Therapeutics, Inc. *	340	2,775
Apogee Therapeutics, Inc. *	124	4,638
Arcellx, Inc. *	62	4,088

JPMorgan Small Cap Blend Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Biotechnology — continued
Biohaven Ltd. *	180	4,321
Blueprint Medicines Corp. *	107	9,504
Cytokinetics, Inc. *	109	4,381
Disc Medicine, Inc. *	92	4,587
Dyne Therapeutics, Inc. *	248	2,595
Halozyme Therapeutics, Inc. *	143	9,118
Insmed, Inc. *	186	14,161
Newamsterdam Pharma Co. NV (Netherlands) * (a)	132	2,695
REGENXBIO, Inc. *	454	3,243
Relay Therapeutics, Inc. *	503	1,319
Revolution Medicines, Inc. *	190	6,731
Sionna Therapeutics, Inc. * (a)	290	3,030
Twist Bioscience Corp. *	120	4,704
Vaxcyte, Inc. *	126	4,764
Viking Therapeutics, Inc. *	72	1,742
Xenon Pharmaceuticals, Inc. (Canada) *	143	4,791
		102,199
Broadline Retail — 0.2%
Global-e Online Ltd. (Israel) *	86	3,064
Building Products — 2.8%
AAON, Inc.	78	6,100
AZEK Co., Inc. (The) *	85	4,155
AZZ, Inc.	80	6,656
Hayward Holdings, Inc. *	622	8,665
Simpson Manufacturing Co., Inc.	50	7,840
UFP Industries, Inc.	60	6,414
		39,830
Capital Markets — 2.8%
Donnelley Financial Solutions, Inc. *	177	7,754
Evercore, Inc., Class A	22	4,278
Hamilton Lane, Inc., Class A	99	14,741
Piper Sandler Cos.	32	7,872
Virtus Investment Partners, Inc.	34	5,876
		40,521
Chemicals — 2.1%
Avient Corp.	128	4,753
Hawkins, Inc.	31	3,285
HB Fuller Co.	151	8,500
Innospec, Inc.	68	6,424
Quaker Chemical Corp.	56	6,881
		29,843
Commercial Services & Supplies — 1.9%
ACV Auctions, Inc., Class A *	427	6,012

JPMorgan Small Cap Blend Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Commercial Services & Supplies — continued
Casella Waste Systems, Inc., Class A *	121	13,522
MSA Safety, Inc.	56	8,151
		27,685
Communications Equipment — 0.3%
Ciena Corp. *	70	4,219
Construction & Engineering — 0.6%
MasTec, Inc. *	21	2,484
Valmont Industries, Inc.	23	6,413
		8,897
Construction Materials — 0.5%
Eagle Materials, Inc.	34	7,449
Consumer Finance — 0.1%
Upstart Holdings, Inc. *	21	969
Consumer Staples Distribution & Retail — 1.2%
Chefs' Warehouse, Inc. (The) *	168	9,172
Sprouts Farmers Market, Inc. *	50	7,619
		16,791
Diversified Consumer Services — 1.1%
Bright Horizons Family Solutions, Inc. *	72	9,195
Graham Holdings Co., Class B	7	6,789
		15,984
Diversified REITs — 0.5%
Essential Properties Realty Trust, Inc.	224	7,304
Diversified Telecommunication Services — 0.4%
Iridium Communications, Inc.	240	6,560
Electric Utilities — 0.8%
IDACORP, Inc.	43	4,969
Portland General Electric Co.	143	6,394
		11,363
Electrical Equipment — 1.1%
Bloom Energy Corp., Class A *	226	4,432
NEXTracker, Inc., Class A *	172	7,250
Vicor Corp. *	104	4,868
		16,550
Electronic Equipment, Instruments & Components — 3.3%
Fabrinet (Thailand) *	42	8,285
Ingram Micro Holding Corp. (a)	431	7,654
Knowles Corp. *	278	4,226
Littelfuse, Inc.	21	4,135
Napco Security Technologies, Inc.	110	2,545
Sanmina Corp. *	103	7,820

JPMorgan Small Cap Blend Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Electronic Equipment, Instruments & Components — continued
ScanSource, Inc. *	213	7,232
TTM Technologies, Inc. *	254	5,211
		47,108
Energy Equipment & Services — 2.2%
Aris Water Solutions, Inc., Class A	197	6,304
Cactus, Inc., Class A	208	9,544
ChampionX Corp.	247	7,370
TechnipFMC plc (United Kingdom)	215	6,803
Weatherford International plc	46	2,458
		32,479
Financial Services — 2.1%
PennyMac Financial Services, Inc.	164	16,435
Radian Group, Inc.	300	9,922
Remitly Global, Inc. *	214	4,448
		30,805
Food Products — 1.2%
Dole plc	308	4,444
Flowers Foods, Inc.	188	3,571
Freshpet, Inc. *	51	4,263
Utz Brands, Inc.	351	4,946
		17,224
Gas Utilities — 1.5%
Chesapeake Utilities Corp.	72	9,348
ONE Gas, Inc.	116	8,760
Southwest Gas Holdings, Inc.	42	3,001
		21,109
Ground Transportation — 0.5%
Marten Transport Ltd.	499	6,846
Health Care Equipment & Supplies — 3.4%
Establishment Labs Holdings, Inc. (Costa Rica) * (a)	48	1,946
Glaukos Corp. *	55	5,369
ICU Medical, Inc. *	36	4,965
Inmode Ltd. *	285	5,061
iRhythm Technologies, Inc. *	51	5,314
Lantheus Holdings, Inc. *	76	7,437
LivaNova plc *	149	5,868
Merit Medical Systems, Inc. *	36	3,781
PROCEPT BioRobotics Corp. *	68	3,949
TransMedics Group, Inc. *	28	1,880
Utah Medical Products, Inc.	57	3,216
		48,786
Health Care Providers & Services — 2.7%
Acadia Healthcare Co., Inc. *	86	2,611
Concentra Group Holdings Parent, Inc.	259	5,619

JPMorgan Small Cap Blend Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Providers & Services — continued
Encompass Health Corp.	111	11,212
Ensign Group, Inc. (The)	55	7,072
Hims & Hers Health, Inc. *	35	1,033
PACS Group, Inc. *	147	1,658
Patterson Cos., Inc.	322	10,067
		39,272
Health Care REITs — 0.3%
Sabra Health Care REIT, Inc.	257	4,491
Health Care Technology — 0.5%
Evolent Health, Inc., Class A *	345	3,266
Waystar Holding Corp. *	115	4,293
		7,559
Hotel & Resort REITs — 0.5%
RLJ Lodging Trust	319	2,519
Sunstone Hotel Investors, Inc.	434	4,086
		6,605
Hotels, Restaurants & Leisure — 3.0%
Bloomin' Brands, Inc.	141	1,011
Boyd Gaming Corp.	120	7,896
First Watch Restaurant Group, Inc. *	286	4,765
Life Time Group Holdings, Inc. *	247	7,446
Planet Fitness, Inc., Class A *	77	7,468
Six Flags Entertainment Corp.	228	8,141
Wyndham Hotels & Resorts, Inc.	67	6,033
		42,760
Household Durables — 1.3%
La-Z-Boy, Inc.	115	4,490
M/I Homes, Inc. *	52	5,962
Meritage Homes Corp.	50	3,512
Sonos, Inc. *	391	4,173
		18,137
Household Products — 0.2%
Reynolds Consumer Products, Inc.	109	2,608
Industrial REITs — 1.1%
Plymouth Industrial REIT, Inc.	244	3,980
Terreno Realty Corp.	180	11,366
		15,346
Insurance — 1.9%
Oscar Health, Inc., Class A * (a)	237	3,110
Safety Insurance Group, Inc.	124	9,745
Selective Insurance Group, Inc.	154	14,136
		26,991

JPMorgan Small Cap Blend Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Interactive Media & Services — 0.6%
IAC, Inc. *	193	8,865
IT Services — 0.3%
DigitalOcean Holdings, Inc. *	135	4,492
Leisure Products — 0.3%
YETI Holdings, Inc. *	125	4,147
Life Sciences Tools & Services — 0.1%
Fortrea Holdings, Inc. *	115	870
Machinery — 4.7%
Atmus Filtration Technologies, Inc.	148	5,427
Chart Industries, Inc. *	48	6,934
Enpro, Inc.	39	6,318
Esab Corp.	82	9,568
ITT, Inc.	43	5,542
JBT Marel Corp.	44	5,319
Kadant, Inc.	17	5,779
Mueller Industries, Inc.	78	5,898
SPX Technologies, Inc. *	68	8,814
Tennant Co.	62	4,941
Toro Co. (The)	49	3,595
		68,135
Media — 0.3%
John Wiley & Sons, Inc., Class A	113	5,048
Multi-Utilities — 0.5%
Unitil Corp.	122	7,051
Office REITs — 0.9%
COPT Defense Properties	226	6,150
Highwoods Properties, Inc.	211	6,259
		12,409
Oil, Gas & Consumable Fuels — 2.3%
Chord Energy Corp.	57	6,440
CNX Resources Corp. *	208	6,560
Magnolia Oil & Gas Corp., Class A	263	6,639
Matador Resources Co.	228	11,653
SM Energy Co.	76	2,271
		33,563
Personal Care Products — 0.9%
Edgewell Personal Care Co.	172	5,372
elf Beauty, Inc. * (a)	32	2,035
Interparfums, Inc.	48	5,416
		12,823
Pharmaceuticals — 0.5%
Prestige Consumer Healthcare, Inc. *	84	7,255

JPMorgan Small Cap Blend Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Professional Services — 2.3%
CBIZ, Inc. *	78	5,933
ExlService Holdings, Inc. *	239	11,285
UL Solutions, Inc., Class A	117	6,603
Verra Mobility Corp. *	419	9,420
		33,241
Residential REITs — 0.8%
Centerspace	75	4,843
Independence Realty Trust, Inc.	327	6,956
		11,799
Retail REITs — 1.3%
Agree Realty Corp.	89	6,912
Kite Realty Group Trust	321	7,171
Tanger, Inc.	131	4,412
		18,495
Semiconductors & Semiconductor Equipment — 2.8%
Allegro MicroSystems, Inc. (Japan) *	317	7,969
Credo Technology Group Holding Ltd. *	111	4,443
Diodes, Inc. *	117	5,051
MACOM Technology Solutions Holdings, Inc. *	33	3,255
MKS Instruments, Inc.	35	2,796
Onto Innovation, Inc. *	32	3,894
Rambus, Inc. *	166	8,614
Synaptics, Inc. *	69	4,420
		40,442
Software — 6.1%
Agilysys, Inc. *	37	2,673
Alkami Technology, Inc. *	145	3,818
BlackLine, Inc. *	165	8,014
Box, Inc., Class A *	187	5,765
Braze, Inc., Class A * (a)	127	4,581
Clear Secure, Inc., Class A	136	3,521
Clearwater Analytics Holdings, Inc., Class A *	291	7,787
Confluent, Inc., Class A *	256	5,990
Core Scientific, Inc. *	198	1,436
Freshworks, Inc., Class A *	560	7,902
Gitlab, Inc., Class A *	71	3,350
Informatica, Inc., Class A *	200	3,485
JFrog Ltd. (Israel) *	228	7,306
MARA Holdings, Inc. * (a)	134	1,540
SentinelOne, Inc., Class A *	260	4,721
Varonis Systems, Inc. *	116	4,701
Vertex, Inc., Class A *	202	7,071
Workiva, Inc. *	60	4,535
		88,196

JPMorgan Small Cap Blend Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Specialized REITs — 0.3%
Rayonier, Inc.	164	4,572
Specialty Retail — 2.1%
Arhaus, Inc. *	324	2,822
Floor & Decor Holdings, Inc., Class A *	29	2,307
Group 1 Automotive, Inc.	27	10,517
Lithia Motors, Inc., Class A	22	6,422
Urban Outfitters, Inc. *	104	5,444
Wayfair, Inc., Class A * (a)	92	2,933
		30,445
Textiles, Apparel & Luxury Goods — 1.4%
Carter's, Inc.	83	3,374
Kontoor Brands, Inc.	110	7,078
Steven Madden Ltd.	167	4,448
Wolverine World Wide, Inc.	342	4,761
		19,661
Trading Companies & Distributors — 4.3%
Air Lease Corp.	77	3,716
Applied Industrial Technologies, Inc.	87	19,580
Beacon Roofing Supply, Inc. *	58	7,167
FTAI Aviation Ltd.	76	8,436
McGrath RentCorp	60	6,762
Rush Enterprises, Inc., Class A	159	8,485
WESCO International, Inc.	50	7,743
		61,889
Water Utilities — 0.4%
American States Water Co.	83	6,555
Total Common Stocks (Cost $1,248,652)		1,405,440
Short-Term Investments — 3.2%
Investment Companies — 2.4%
JPMorgan Prime Money Market Fund Class IM Shares, 4.43% (b) (c) (Cost $34,427)	34,419	34,430
Investment of Cash Collateral from Securities Loaned — 0.8%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.38% (b) (c) (Cost $11,179)	11,179	11,179
Total Short-Term Investments (Cost $45,606)		45,609
Total Investments — 100.8% (Cost $1,294,258)		1,451,049
Liabilities in Excess of Other Assets — (0.8)%		(11,919)
NET ASSETS — 100.0%		1,439,130

Percentages indicated are based on net assets.

JPMorgan Small Cap Blend Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2025. The total value of securities on loan at March 31, 2025 is $10,396.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2025.

JPMorgan Small Cap Blend Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,451,049	$—	$—	$1,451,049

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan Small Cap Blend Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2025	Shares at March 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.43% (a) (b)	$28,927	$231,419	$225,921	$3	$2	$34,430	34,419	$1,370	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.38% (a) (b)	43,749	142,208	174,781	2	1	11,179	11,179	678	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.31% (a) (b)	5,016	20,318	25,334	—	—	—	—	46	—
Total	$77,692	$393,945	$426,036	$5	$3	$45,609		$2,094	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2025.